As filed with the Securities and Exchange Commission on August 21, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22897

CONTEXT CAPITAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – June 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

Context Macro Opportunities Fund
  Series of Context Capital Funds

Semi-Annual Report
June 30, 2015
(Unaudited)

.

CONTEXT MACRO OPPORTUNITIES FUND STATEMENT OF ASSETS AND LIABILITIES (Unaudited) JUNE 30, 2015

	ASSETS
	Cash	$16,753
	Receivables:
Adviser	From investment adviser (Note 6)	85,596
	Deferred offering costs	13,904
	Total Assets	116,253

	LIABILITIES
	Accrued Liabilities:
	Fund services fees	10,933
	Other expenses	5,320
	Total Liabilities	16,253

	NET ASSETS	$100,000

	COMPONENTS OF NET ASSETS
	Paid-in capital	$100,000
	NET ASSETS	$100,000
	SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	10,000
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$10.00
	* Shares redeemed or exchanged within 90 days of purchase are charged a 2.00% redemption fee.
Adviser

See Notes to Financial Statements.                                              1

CONTEXT MACRO OPPORTUNITIES FUND STATEMENT OF OPERATIONS (Unaudited) SIX MONTHS ENDED JUNE 30, 2015

EXPENSES
Investment adviser fees	$794
Fund services fees	47,887
Registration fees	12
Professional fees	17,500
Miscellaneous expenses	19,413
Total Expenses	85,606
Fees waived and expenses reimbursed (Note 4)	(85,606)
Net Expenses	-

NET INVESTMENT INCOME	-
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$-

December 31, 2015	#	42185	#	#	*	42004

See Notes to Financial Statements.                             2

CONTEXT MACRO OPPORTUNITIES FUND STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended	December 23, 2014* through
	June 30, 2015	December 31, 2014
CAPITAL SHARE TRANSACTIONS
Sale of shares	$-	$100,000
Increase in Net Assets	-	100,000

NET ASSETS
Beginning of Period	100,000	-
End of Period	$100,000	$100,000

SHARE TRANSACTIONS
Sale of shares	-	10,000

* Commencement of operations.

See Notes to Financial Statements.                             3

CONTEXT MACRO OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS (Unaudited)

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended June 30, 2015		December 23, 2014 (a) through December 31, 2014
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00		$10.00
INVESTMENT OPERATIONS
Net realized and unrealized gain (loss)	—		—
Total from Investment Operations	—		—
NET ASSET VALUE, End of Period	$10.00		$10.00
TOTAL RETURN	0.00	%(b)(c)	0.00	%(b)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$100		$100
Ratios to Average Net Assets:
Net expenses	0.00	%(d)	0.00	%(d)
Gross expenses	172.63	%(d)(e)	0.00	%(d)
PORTFOLIO TURNOVER RATE	0	%(b)	0	%(b)

(a)		Commencement of operations.
(b)		Not annualized.
(c)
Calculation includes voluntary reimbursements of expenses by the adviser. Excluding the effect of the voluntary reimbursements from the Fund's ending net asset value per share, total return for the period ended June 30, 2015, would have been (0.94)%.

(d)		Annualized.
(e)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                             4

CONTEXT MACRO OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (Unaudited) JUNE 30, 2015

Note 1. Organization

The Context Macro Opportunities Fund (the “Fund’) is a non-diversified series of Context Capital Funds (the “Trust”), a statutory trust organized under the laws of the State of Delaware on October 9, 2013, and is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended.  Under its Trust instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value.  The Fund commenced operations on December 23, 2014.  The Fund currently offers three classes of shares: Investor Shares, Advisory Shares and Institutional Shares. As of June 30, 2015, Investor Shares and Advisory Shares had not commenced operations.  The Fund seeks total return with low correlation to broad financial markets.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price. Shares of open-end mutual funds are valued at net asset value (“NAV”). Futures contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or in the absence of a sale at the mean of the last bid and asked prices. Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments and other financial instruments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with an adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

CONTEXT MACRO OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (Unaudited) JUNE 30, 2015

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income and expense are recorded on the ex-dividend date. Foreign dividend income and expense are recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes. The Fund estimates components of distributions from real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.

Cash Equivalents – Cash equivalents included short-term highly liquid investments, such as money market funds, that are readily convertible to known amounts of cash and have original maturities of three months or less.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is included in their Schedule of Investments, if applicable.

When-Issued Transactions – The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken on returns filed for the current year.  The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.  Generally tax authorities can examine tax returns filed since inception.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Offering Costs – Offering costs for the Fund of $193,756, consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CONTEXT MACRO OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (Unaudited) JUNE 30, 2015

Note 3. Fees and Expenses

Investment Advisers – Context Advisers II, L.P. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.74% of the Fund’s average daily net assets.

The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets, is paid by the Adviser.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Fund, which includes the general oversight and review of the Fund’s investment activities. Independent Trustees constitute a majority of the Board members. The Trust pays each Independent Trustee (the “Trustee”) an annual retainer fee of $10,000 for service to the Trust. The Trustees may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses of Investor Shares, Advisory Shares and Institutional Shares to 2.14%, 1.99% and 1.89% , respectively, of the share class’ average daily net assets, through April 30, 2016.  The Adviser has also voluntarily agreed to reimburse certain expenses.  These voluntary reductions may be reduced or eliminated at any time. For the period ended June 30, 2015, the Adviser waived fees and reimbursed expenses of $85,606.

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fees waived or expense reimbursement, is approved by the Board and the resulting expenses do not exceed 1.89% for Institutional Shares of the Fund. As of June 30, 2015, the amount of waived fees and reimbursed expenses subject to recapture by the Adviser are as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
December 31, 2014	$-	December 31, 2017	$-
June 30, 2015	$85,606	December 31, 2018	$-

Note 5. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2015-07 (“ASU 2015-07”) eliminating the requirement for investments measured at net asset value to be categorized within the fair value hierarchy under GAAP and requiring the disclosure of sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy to the financial statements. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of ASU 2015-07 will not have a material impact on the financial statements.

CONTEXT MACRO OPPORTUNITIES FUND NOTES TO FINANCIAL STATEMENTS (Unaudited) JUNE 30, 2015

Note 6. Subsequent Events

On July 2, 2015, the Fund received $83,196 from the Adviser for reimbursement of Fund expenses.

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and, except as set forth above, there are no material subsequent events requiring financial statement disclosure.

CONTEXT MACRO OPPORTUNITIES FUND ADDITIONAL INFORMATION (Unaudited) JUNE 30, 2015

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 612-2257 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the period from the Fund’s commencement of operations to June 30 will be available, without charge and upon request, by calling (855) 612-2257 and no later than August 31 of this year on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015, through June 30, 2015.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	January 1, 2015	June 30, 2015	Period*	Ratio*
Context Macro Opportunities
Institutional Shares
Actual	$1,000.00	$1,000.00	$0.00	0.00%
Hypothetical (5% return before taxes)	$1,000.00	$1,024.80	$0.00	0.00%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

Context Macro Opportunities Fund

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 612-2257 (toll free)

INVESTMENT ADVISER
Context Advisers II, L.P.
401 City Avenue, Suite 800
Bala Cynwyd, PA 19004

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

256-SAR-0615

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      CONTEXT CAPITAL FUNDS

By	/s/ Stephen J. Kneeley
Stephen J. Kneeley, Principal Executive Officer

Date	August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen J. Kneeley
Stephen J. Kneeley, Principal Executive Officer

Date	August 20, 2015

By	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date	August 20, 2015